Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 26,253	₩ 13
Long-term derivative financial assets	124,707	55,444
Long-term derivative financial liabilities	(1,043)	(4,184)
Derivative financial liabilities	(1,043)	₩ (4,184)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Others	6,074
Derivative financial liabilities	(1,043)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	43,851
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	43,851
Floating-to-fixed interest rate swap [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(85)
Floating-to-fixed interest rate swap [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(85)
Floating-to-fixed interest rate swap [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(424)
Floating-to-fixed interest rate swap [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(424)
Floating-to-fixed interest rate swap [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(534)
Floating-to-fixed interest rate swap [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(534)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	55,350
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	55,350
Fixed to fixed long term borrowings [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	150,960
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	18,635
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	18,635
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	797
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	797
Held for trading [member]
Disclosure of detailed information about hedged items [line items]
Others	₩ 6,074